UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2012

                                                                      (Form N-Q)

48463-0213                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2012 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Asset Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS)    Principal and interest payments are insured by one of the following:
         Assured Guaranty Corp., Assured Guaranty Municipal Corp., Berkshire Hathaway Assurance Corp., or National Indemnity Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

1  | USAA California Money Market Fund

================================================================================

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, JPMorgan Chase Bank, N.A., Rabobank Nederland N.V., or Wells Fargo & Co.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ABAG     Association of Bay Area Governments
CCD      Community College District
IDA      Industrial Development Authority/Agency
SPEAR    Short Puttable Exempt Adjustable Receipts

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
December 31, 2012 (unaudited)

PRINCIPAL
AMOUNT                                                       COUPON            FINAL          VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (88.0%)

            CALIFORNIA (87.6%)
$  10,135   ABAG Finance Auth. for Nonprofit Corps.
              (LOC - KBC Bank, N.V.)                            0.55%      5/15/2035     $   10,135
    2,900   Alameda County IDA (LOC - Comerica Bank, N.A.)      0.15      12/01/2040          2,900
    3,700   Alameda County IDA (LOC - Bank of the West)         0.33      12/01/2040          3,700
    1,379   Anaheim Housing Auth. (LOC - Union Bank of
              California, N.A.)                                 1.95      12/01/2015          1,379
      895   Apple Valley (LOC - Union Bank of California, N.A.) 0.16       9/01/2015            895
    1,368   Culver City Redevelopment Agency
              (LOC - Union Bank of California, N.A.)            1.95      12/01/2015          1,368
    2,980   Educational Facilities Auth. (LIQ) (a)              0.15       5/01/2017          2,980
    7,565   Educational Facilities Auth. (LOC - Sovereign
              Bank)                                             1.09      11/01/2042          7,565
   10,000   Enterprise Dev. Auth. (LOC - Federal Home
              Loan Bank of San Francisco) (a)                   0.14      12/01/2042         10,000
    1,035   Golden State Tobacco Securitization Corp.
              (LIQ)(LOC - Deutsche Bank A.G.) (a)               0.21       6/01/2027          1,035
   12,255   Golden State Tobacco Securitization Corp.
              (INS)(LIQ) (a)                                    0.23      12/01/2037         12,255
    9,600   Golden State Tobacco Securitization Corp.
              (INS)(LIQ) (a)                                    0.42       6/01/2045          9,600
    3,780   Hanford (LOC - Union Bank of California, N.A.)      0.16       4/01/2023          3,780
    5,000   Infrastructure and Economic Dev. Bank
              (LOC - Bank of America, N.A.)                     0.13       7/01/2034          5,000
    5,000   Infrastructure and Economic Dev. Bank
              (LOC - Federal Home Loan Bank of
              San Francisco) (a)                                0.12      12/01/2040          5,000
   10,167   Irvine (LOC - KBC Bank, N.V.)                       0.21       9/02/2032         10,167
   10,000   Irvine (LOC - KBC Bank, N.V.)                       0.21       9/02/2050         10,000
    6,605   Loma Linda (LOC - Union Bank of California, N.A.)   0.16       6/01/2025          6,605
    3,500   Long Beach Health Facility                          0.11      10/01/2016          3,500
    3,500   Los Angeles Certificates of Participation
              (LOC - U.S. Bank, N.A.)                           0.12       8/01/2035          3,500
   12,685   Los Angeles Municipal Improvement Corp.
              (INS)(LIQ) (a)                                    0.17       1/01/2015         12,685
   14,800   Montebello Public Financing Auth. (LOC - Union
              Bank of California, N.A.)                         0.16      12/01/2034         14,800
    2,480   Novato (LOC - Bank of the West)                     0.48      10/01/2032          2,480
    9,070   Pasadena (LOC - Bank of America, N.A.)              0.13       2/01/2035          9,070
    5,780   Peralta CCD (INS)(LIQ) (a)                          0.19       8/01/2013          5,780
   11,400   Pollution Control Financing Auth. (LOC - Wells
              Fargo Bank, N.A.)                                 0.15       2/01/2013         11,400
    2,580   Pollution Control Financing Auth.
              (LOC - Comerica Bank, N.A.)                       0.16      12/01/2030          2,580
      580   Pollution Control Financing Auth.
              (LOC - Comerica Bank, N.A.)                       0.16       7/01/2039            580
    5,515   Sacramento City Financing Auth.
              (LIQ)(LOC - Deutsche Bank A.G.) (a)               0.21      12/01/2033          5,515

================================================================================

3  | USAA California Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON            FINAL          VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   5,420   San Diego County (LOC - Comerica Bank, N.A.)        0.14%      1/01/2023     $    5,420
   14,312   SPEAR (LIQ)(LOC - Deutsche Bank A.G.) (a)           0.23       8/01/2031         14,312
    7,502   SPEAR (LIQ)(LOC - Deutsche Bank A.G.) (a)           0.23       8/01/2041          7,502
    7,690   State (INS)(LIQ) (a)                                0.17       3/01/2014          7,690
   11,420   State (INS)(LIQ) (a)                                0.26       8/01/2032         11,420
    2,500   State (LOC - Citibank, N.A.)                        0.13       5/01/2033          2,500
    2,690   Statewide Communities Dev. Auth. (a)                0.85       6/01/2013          2,690
   12,700   Statewide Communities Dev. Auth.
              (LIQ)(LOC - Citibank, N.A.) (a)                   0.63      12/14/2016         12,700
    3,450   Statewide Communities Dev. Auth.
              (LOC - Comerica Bank, N.A.)                       0.12      12/01/2024          3,450
    9,870   Statewide Communities Dev. Auth. (a)                0.15       7/01/2030          9,870
   12,400   Statewide Communities Dev. Auth.                    0.11      11/01/2030         12,400
    4,800   Statewide Communities Dev. Auth. (a)                0.16      10/01/2036          4,800
    6,000   Statewide Communities Dev. Auth.
              (LOC - Federal Home Loan Bank of San Francisco)   0.14       8/01/2037          6,000
    7,245   Statewide Communities Dev. Auth.
              (LIQ)(LOC - Bank of America, N.A.) (a)            0.60       9/01/2038          7,245
    2,500   Univ. of California Regents (LIQ) (a)               0.17       5/15/2029          2,500
    4,400   Univ. of California Regents (LIQ) (a)               0.14       5/15/2030          4,400
                                                                                         ----------
                                                                                            291,153
                                                                                         ----------
            PUERTO RICO (0.4%)
    1,300   Commonwealth (INS)(LIQ) (a)                         0.33       7/01/2039          1,300
                                                                                         ----------
            Total Variable-Rate Demand Notes
              (cost: $292,453)                                                              292,453
                                                                                         ----------
            PUT BONDS (3.5%)

            CALIFORNIA (3.5%)
   11,600   Statewide Communities Dev. Auth.
              (cost: $11,600)                                   0.24       4/01/2037         11,600
                                                                                         ----------
            FIXED-RATE INSTRUMENTS (7.5%)

            CALIFORNIA (7.5%)
    5,000   Los Angeles Municipal Improvement Corp.
              (LOC - JPMorgan Chase Bank, N.A.)                 0.18       1/10/2013          5,000
   10,000   San Diego County Water Auth.                        0.23       1/09/2013         10,000
   10,000   State                                               2.50       6/20/2013         10,096
                                                                                         ----------
                                                                                             25,096
                                                                                         ----------
            Total Fixed-Rate Instruments (cost: $25,096)                                     25,096
                                                                                         ----------
            ADJUSTABLE-RATE NOTES (1.8%)

            CALIFORNIA (1.8%)
    6,000   Golden Empire Schools Financing Auth.
              (cost: $6,000)                                    0.58       5/01/2013          6,000
                                                                                         ----------

            TOTAL INVESTMENTS (COST: $335,149)                                           $  335,149
                                                                                         ==========

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes             $          --     $   292,453     $         --     $     292,453
Put Bonds                                         --          11,600               --            11,600
Fixed-Rate Instruments                            --          25,096               --            25,096
Adjustable-Rate Notes                             --           6,000               --             6,000
-------------------------------------------------------------------------------------------------------
Total                                  $          --     $   335,149     $         --     $     335,149
-------------------------------------------------------------------------------------------------------

================================================================================

5  | USAA California Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA California Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

================================================================================

6  | USAA California Money Market Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of December 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $332,537,000 at December 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

7  | USAA California Money Market Fund







ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:    02/26/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    02/27/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/26/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.